Note 26 - Segmented Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

26.         Segmented information

REPORTING SEGMENTS

Colliers has identified three reportable operating segments comprising of Real Estate Services, Engineering and Investment Management. Corporate represents unallocated costs of global administrative functions and the corporate head office. The groupings are based on the manner in which the segments are managed.

The Chief Operating Decision Maker (“CODM”) of the Company assesses each segment’s performance and makes decisions about the allocation of resources based on their Adjusted EBITDA. As of December 31, 2024, the Chief Executive Officer is determined to be the Company’s CODM.

Adjusted EBITDA is defined as net earnings, adjusted to exclude: (i) income tax; (ii) other income; (iii) interest expense; (iv) loss on disposal of operations; (v) depreciation and amortization, including amortization of mortgage servicing rights (“MSRs”); (vi) gains attributable to MSRs; (vii) acquisition-related items (including contingent acquisition consideration fair value adjustments, contingent acquisition consideration-related compensation expense and transaction costs); (viii) restructuring costs and (ix) stock-based compensation expense.

Indirect operating costs includes the non-direct selling, general and administration expenses of the Company excluding stock-based compensation and restructuring costs. It also includes an adjustment to remove the impact of gains attributable to MSRs.

The CODM is not provided with total asset information by segment and does not consider total assets in determining the performance of the segments nor in determining resource allocation. Therefore, total asset by segment is not disclosed.

	Real Estate		Investment
	Services	Engineering	Management	Total
Year ended December 31, 2024
Revenues	$3,071,610	$1,237,384	$512,593	$4,821,587
Cost of revenue	2,004,086	709,142	186,684	2,899,912
Indirect operating costs	736,673	418,313	116,955	1,271,941
Equity earnings from non-consolidated investments	2,549	-	4,721	7,270
Adjusted EBITDA	333,400	109,929	213,675	$657,004
Corporate
Revenue				437
Cost of revenue				37
Indirect operating costs				13,159
Unallocated Adjusted EBITDA				(12,759)
Deduct:
Depreciation and amortization				221,602
Acquisition related costs				(27,802)
Stock based compensation				46,041
Restructuring costs				23,285
Equity earnings from non-consolidated investments				7,270
Gains attributable to MSRs				(15,363)
Consolidated operating earnings				$389,212
Interest				85,779
Equity earnings from non-consolidated investments				(7,270)
Other income				(410)
Consolidated earnings before income tax				$311,113
Income tax expense				74,177
Consolidated net earnings				$236,936

Purchases of fixed assets	45,173	13,313	3,369	61,855

Consolidated revenue reconciliation:

Total segmentation revenue of $4,821,587 plus unallocated revenue of $437 equals consolidated revenue of $4,822,024.

Reconciliation of purchases of fixed assets:

Total purchases of fixed assets of $61,855 plus unallocated purchases of $3,229 equals $65,085.

	Real Estate		Investment
	Services	Engineering	Management	Total
Year ended December 31, 2023
Revenues	$2,856,738	$990,477	$487,457	$4,334,672
Cost of revenue	1,863,214	564,335	168,872	2,596,421
Indirect operating costs	704,007	329,339	107,545	1,140,890
Equity earnings from non-consolidated investments	2,193	-	2,885	5,078
Adjusted EBITDA	291,710	96,803	213,925	$602,438
Corporate
Revenue				469
Cost of revenue				402
Indirect operating costs				7,513
Unallocated Adjusted EBITDA				(7,445)
Deduct:
Depreciation and amortization				202,536
Acquisition related costs				47,096
Stock based compensation				27,087
Restructuring costs				27,701
Loss on disposal of business				2,282
Equity earnings from non-consolidated investments				5,078
Gains attributable to MSRs				(17,722)
Consolidated operating earnings				$300,935
Interest				94,077
Equity earnings from non-consolidated investments				(5,078)
Other income				(841)
Consolidated earnings before income tax				$212,777
Income tax expense				68,086
Consolidated net earnings				$144,691

Purchases of fixed assets	63,004	12,689	6,260	81,953

Consolidated revenue reconciliation:

Total segmentation revenue of $4,334,672 plus unallocated revenue of $469 equals consolidated revenue of $4,335,141.

Reconciliation of purchases of fixed assets:

Total purchases of fixed assets of $81,953 plus unallocated purchases of $2,571 equals $84,524.

GEOGRAPHIC INFORMATION

Revenues in each geographic region are reported by customer locations except for IM where revenues are reported by the location of the fund management.

	2024	2023
United States
Revenues	$2,575,616	$2,362,420
Total long-lived assets	2,266,500	2,293,362

Canada
Revenues	$632,290	$432,176
Total long-lived assets	606,803	110,195

Euro currency countries
Revenues	$411,664	$404,158
Total long-lived assets	340,178	368,198

Australia
Revenues	$304,394	$284,471
Total long-lived assets	124,401	114,754

United Kingdom
Revenues	$311,882	$266,487
Total long-lived assets	497,591	526,669

Poland
Revenues	$100,470	$91,410
Total long-lived assets	3,198	3,355

China
Revenues	$84,560	$87,509
Total long-lived assets	10,362	8,073

India
Revenues	$75,569	$61,013
Total long-lived assets	45,471	48,658

Other
Revenues	$325,579	$345,497
Total long-lived assets	212,838	238,849

Consolidated
Revenues	$4,822,024	$4,335,141
Total long-lived assets	4,107,342	3,712,113